Offerings	Nov. 14, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Units, each consisting of one American Depositary Share ("ADS") and one Series L Warrant to purchase one ADS
Maximum Aggregate Offering Price	$ 18,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,485.80
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any share split, share dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities (regardless if any cash proceeds are received pursuant to such share split, share dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities).

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

These ordinary shares are represented by American Depositary Shares (“ADSs”), each of which represents 100,000 ordinary shares of the Registrant. ADSs issuable on deposit of the ordinary shares registered hereby are registered pursuant to a separate Registration Statement on Form F-6 (File No. 333-275909).

The proposed maximum aggregate offering price of any Ordinary Shares underlying ADSs sold in this offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants sold in the offering and the proposed maximum aggregate offering price of any Pre-Funded Warrants sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Ordinary Shares underlying ADSs sold in the offering. Accordingly, the proposed maximum aggregate offering price of the Ordinary Shares underlying ADSs and Pre-Funded Warrants (including the Ordinary Shares underlying ADSs issuable upon exercise of the Pre-Funded Warrants), if any, is $18,000,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value GBP0.000001 per share, represented by ADSs
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

These ordinary shares are represented by ADSs, each of which represents 100,000 ordinary shares of the Registrant. ADSs issuable on deposit of the ordinary shares registered hereby are registered pursuant to a separate Registration Statement on Form F-6 (File No. 333-275909).

The proposed maximum aggregate offering price of any Ordinary Shares underlying ADSs sold in this offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants sold in the offering and the proposed maximum aggregate offering price of any Pre-Funded Warrants sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Ordinary Shares underlying ADSs sold in the offering. Accordingly, the proposed maximum aggregate offering price of the Ordinary Shares underlying ADSs and Pre-Funded Warrants (including the Ordinary Shares underlying ADSs issuable upon exercise of the Pre-Funded Warrants), if any, is $18,000,000.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series L Warrants accompanying Ordinary Shares represented by ADSs
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

These ordinary shares are represented by ADSs, each of which represents 100,000 ordinary shares of the Registrant. ADSs issuable on deposit of the ordinary shares registered hereby are registered pursuant to a separate Registration Statement on Form F-6 (File No. 333-275909).

Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the Ordinary Shares issuable upon exercise of the warrants.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying ADSs issuable upon exercise of Series L Warrants
Maximum Aggregate Offering Price	$ 81,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,186.10
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

These ordinary shares are represented by ADSs, each of which represents 100,000 ordinary shares of the Registrant. ADSs issuable on deposit of the ordinary shares registered hereby are registered pursuant to a separate Registration Statement on Form F-6 (File No. 333-275909).

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

The proposed maximum aggregate offering price of any Ordinary Shares underlying ADSs sold in this offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants sold in the offering and the proposed maximum aggregate offering price of any Pre-Funded Warrants sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Ordinary Shares underlying ADSs sold in the offering. Accordingly, the proposed maximum aggregate offering price of the Ordinary Shares underlying ADSs and Pre-Funded Warrants (including the Ordinary Shares underlying ADSs issuable upon exercise of the Pre-Funded Warrants), if any, is $18,000,000.

Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the Ordinary Shares issuable upon exercise of the warrants.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying ADSs issuable upon exercise of Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

These ordinary shares are represented by ADSs, each of which represents 100,000 ordinary shares of the Registrant. ADSs issuable on deposit of the ordinary shares registered hereby are registered pursuant to a separate Registration Statement on Form F-6 (File No. 333-275909).

The proposed maximum aggregate offering price of any Ordinary Shares underlying ADSs sold in this offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants sold in the offering and the proposed maximum aggregate offering price of any Pre-Funded Warrants sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Ordinary Shares underlying ADSs sold in the offering. Accordingly, the proposed maximum aggregate offering price of the Ordinary Shares underlying ADSs and Pre-Funded Warrants (including the Ordinary Shares underlying ADSs issuable upon exercise of the Pre-Funded Warrants), if any, is $18,000,000.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the Ordinary Shares issuable upon exercise of the warrants.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying ADSs issuable upon exercise of Placement Agent Warrants
Maximum Aggregate Offering Price	$ 4,050,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 559.31
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

These ordinary shares are represented by ADSs, each of which represents 100,000 ordinary shares of the Registrant. ADSs issuable on deposit of the ordinary shares registered hereby are registered pursuant to a separate Registration Statement on Form F-6 (File No. 333-275909).